Fair Value Measurements - Schedule of Fair Value of Convertible Notes - (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
2024 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair value	$ 10,886
Issuance of convertible notes
Change in fair value	1,484
Conversion of Notes upon issuance of Series A-2 Preferred Stock and Series SA-2 Preferred Stock	(12,370)
Ending Fair value
2022 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair value
Issuance of convertible notes	1,150
Change in fair value	8
Conversion of Notes upon issuance of Series A-2 Preferred Stock and Series SA-2 Preferred Stock	(1,158)
Ending Fair value